Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 96,735	$ 34,109	$ 30,448
Accounts receivable-net	57,535	62,714	60,656
Prepaid expenses and other current assets	41,345	27,827	22,572
Current deferred income taxes	11,338	11,367	10,529
Total current assets	206,953	136,017	124,205
Fixed assets-net	346,044	340,376	237,157
Goodwill	987,779	993,397	947,371
Other intangibles-net	424,627	432,580	453,117
Deferred income taxes	1,509	1,603	1,814
Other assets	8,438	9,659	7,500
Total assets	1,975,350	1,913,632	1,771,164
Current liabilities:
Current portion of long-term debt	7,900	2,036	4,814
Accounts payable and accrued expenses	99,932	97,207	89,033
Deferred revenue	105,097	90,563	90,845
Other current liabilities	13,361	12,087	8,980
Total current liabilities	226,290	201,893	193,672
Long-term debt	759,987	904,607	794,443
Accrued rent and related obligations	26,582	24,944	18,580
Other long-term liabilities	22,715	23,717	22,526
Deferred revenue	3,446	3,727	3,878
Deferred income taxes	146,277	146,404	156,144
Total liabilities	1,185,297	1,305,292	1,189,243
Commitments and contingencies
Redeemable non-controlling interest	7,843	8,126	15,527
Common stock class L, value		854,101	772,422
Stockholders' deficit:
Preferred stock,
Common stock, value	65	6	6
Additional paid-in capital	1,248,691	150,088	126,932
Treasury stock, at cost			(125)
Accumulated other comprehensive loss	(20,638)	(8,816)	(14,161)
Accumulated deficit	(445,908)	(395,165)	(318,680)
Total stockholders' deficit	782,210	(253,887)	(206,028)
Total liabilities, noncontrolling interest, common stock and stockholders' deficit	$ 1,975,350	$ 1,913,632	$ 1,771,164